Income Taxes - Summary of Reconciliation Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Income Tax [Abstract]
(Loss) income before income taxes	$ (28,173)	$ 4,357
Combined Federal and Provincial income tax rate	27.00%	27.00%
Expected tax recovery (expense) at statutory rate	$ 7,607	$ (1,176)
Permanent differences	(2,082)	(675)
Foreign income tax effected at lower rates	(607)	178
Changes in statutory tax rates	(131)	190
Losses and temporary differences for which no deferred tax asset has been recognized	(8)	1
Impact on deferred income tax assets due to changes in foreign exchange rates	(91)	82
Amounts (under) over provided for in prior years	(624)	775
Accrual for uncertain tax positions	(376)	0
Income tax recovery (expense)	3,688	(625)
Comprised of:
Current income tax expense	(4,217)	(4,663)
Deferred income tax recovery	7,905	4,038
Income tax recovery (expense)	$ 3,688	$ (625)